Accounts Receivable, Net - Schedule Movement of Allowance of Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Beginning balance	$ 234,072	$ 140,335	$ 78,376
Addition	128,507	483,130	114,913
Reversal	(167,717)	(389,393)	(52,954)
Ending balance	$ 194,862	$ 234,072	$ 140,335